UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

ProFunds Distributors, Inc.

Semiannual Report

April 30, 2008

Access One Trust

Access Flex High Yield Fund

Access Flex Bear High Yield Fund

Table of Contents

i	Message from the Chairman

ii	Allocation of Portfolio Holdings & Composition

iii	Expense Examples

Schedule of Portfolio Investments

	1	Access Flex High Yield Fund

	2	Access Flex Bear High Yield Fund

3	Statements of Assets and Liabilities

4	Statements of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of Access Funds for the six months ended April 30, 2008.

For the six-month period, the Bear Stearns High Yield Composite Index, a general measure of high yield market performance, lost 0.94%. However, the high yield market experienced more turmoil during the period than the index’s modest decline might suggest, getting off to a rough start but then quickly rebounding.

A Rough Start

The Bear Stearns High Yield Composite Index lost 6.78% from October 31, 2007 to its lowest point on March 17, 2008, as high yield bonds clearly felt the effects of the credit crunch. A wave of subprime defaults caused many financial institutions to take substantial write-downs, leading to liquidity problems in the credit markets. The strain on liquidity was punctuated by the collapse of major investment bank Bear Stearns in March.

To make matters worse, inflationary pressure and a growing sentiment that the U.S. economy was entering a recession—potentially resulting in more defaults—contributed to declining high yield bond prices.

A Quick Turnaround

Then, the high yield market began to rebound in mid-March, shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns. Investor sentiment toward the high yield market continued to improve as the Federal Reserve took steps to ease liquidity fears. Among those steps were aggressive cuts to the Fed Funds rate and a change in the Fed’s policy that allowed brokerage houses to borrow from the central bank. Accordingly, the Bear Stearns High Yield Composite Index rose 6.27% from March 17, 2008 through April 30, 2008.

A Choice for Either Outlook

Some analysts think, however, that the high yield market’s rally may be short-lived, due to concerns about rising inflation and an expected increase in default rates. Whether you believe that the high yield market’s recent growth will continue, or that high yield fundamentals will deteriorate, Access Funds can help you take advantage of your market view.

Access Flex High Yield Fund is designed to provide exposure to the high yield market, while the Access Flex Bear High Yield Fund is designed to provide inverse exposure to the high yield market. Moreover, both Access Funds permit you to make exchanges when your outlook changes, without the commonly imposed exchange restrictions and redemption fees.

As always, we deeply appreciate your trust and confidence in the Access Funds.

Sincerely,

Michael L. Sapir
Chairman

Investing in Access Flex High Yield Fund and Access Flex Bear High Yield Fund involves certain risks, including high yield, credit default swap, interest rate, inverse correlation, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, short sale and valuation risk. In addition, these funds permit active trading strategies that may increase expenses and reduce fund performance. The prospectus should be read carefully before investing.

i

Allocation of Portfolio Holdings & Composition (unaudited)
April 30, 2008

Access Flex High Yield Fund

Investment Objective: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure

% of
Investment Type	Net Assets

Swap Agreements	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure

% of
Market Exposure

Consumer Cyclical	25%
Communications	18%
Industrial	11%
Consumer Non-Cyclical	11%
Basic Materials	9%
Utilities	8%
Energy	7%
Technology	7%
Financial	4%

Access Flex Bear High Yield Fund

Investment Objective: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure

% of
Investment Type	Net Assets

Swap Agreements	(103)%

Total Exposure	(103)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure

% of
Market Exposure

Consumer Cyclical	(25)%
Communications	(18)%
Industrial	(11)%
Consumer Non-Cyclical	(11)%
Basic Materials	(9)%
Utilities	(8)%
Energy	(7)%
Technology	(7)%
Financial	(4)%

ii

ACCESS ONE TRUST

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at November 1, 2007 and held for the entire period from November 1, 2007 through April 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08

	Actual Expense
	Access Flex High Yield Fund - Investor Class	$1,000.00	$1,019.70	$9.29	1.85%
	Access Flex High Yield Fund - Service Class	1,000.00	1,014.80	14.28	2.85%
	Access Flex High Yield Fund - Class A	1,000.00	1,018.40	10.54	2.10%
	Access Flex Bear High Yield Fund - Investor Class	1,000.00	978.10	7.97	1.62%
	Access Flex Bear High Yield Fund - Service Class	1,000.00	973.80	12.86	2.62%
	Access Flex Bear High Yield Fund - Class A	1,000.00	975.80	9.19	1.87%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08

	Hypothetical Expense
	Access Flex High Yield Fund - Investor Class	$1,000.00	$1,015.66	$9.27	1.85%
	Access Flex High Yield Fund - Service Class	1,000.00	1,010.69	14.25	2.85%
	Access Flex High Yield Fund - Class A	1,000.00	1,014.42	10.52	2.10%
	Access Flex Bear High Yield Fund - Investor Class	1,000.00	1,016.81	8.12	1.62%
	Access Flex Bear High Yield Fund - Service Class	1,000.00	1,011.83	13.11	2.62%
	Access Flex Bear High Yield Fund - Class A	1,000.00	1,015.56	9.37	1.87%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iii

This Page Intentionally Left Blank

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex High Yield Fund	April 30, 2008
(unaudited)

Repurchase Agreements (101.4%)

	Principal
	Amount	Value

Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $39,637,092 (Collateralized by $40,062,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $40,432,600)	$39,635,000	$39,635,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $52,849,789 (Collateralized by $53,483,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $53,905,215)	52,847,000	52,847,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $66,062,505 (Collateralized by $63,403,000 of various U.S. Government Agency Obligations, 5.00%-5.25%, 10/16/09-4/18/16, market value $67,385,106)	66,059,000	66,059,000
UBS, 1.88%, 5/1/08†, dated 4/30/08, with a repurchase price of $23,974,252 (Collateralized by $24,525,000 of various Federal Home Loan Bank Securities, 2.04% ‡-2.38%, 6/4/08-4/30/10, market value $24,460,161)	23,973,000	23,973,000

TOTAL REPURCHASE AGREEMENTS
(Cost $182,514,000)		182,514,000

TOTAL INVESTMENT SECURITIES
(Cost $182,514,000)—101.4%		182,514,000
Net other assets (liabilities)—(1.4)%		(2,441,870)

NET ASSETS—100.0%		$180,072,130

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

Total Return Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 5-year U.S. Treasury Note (3.13% due 4/30/13) terminating on 5/29/08	$137,810,969	$472,557

Credit Default Swap Agreements
	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain (Loss)

CDX North America High Yield Swap; Series 10	$98,800,000	Sell	5.00%	6/20/13	$2,216,255
CDX North America High Yield Swap; Series 10	82,700,000	Sell	5.00%	6/20/13	2,409,014

					$4,625,269

See accompanying notes to the financial statements.

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex Bear High Yield Fund	April 30, 2008
(unaudited)

Repurchase Agreements (98.8%)

	Principal
	Amount	Value

Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $12,839,678 (Collateralized by $12,947,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $13,098,184)	$12,839,000	$12,839,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $17,120,904 (Collateralized by $17,327,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $17,463,786)	17,120,000	17,120,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $21,402,135 (Collateralized by $20,619,000 of various U.S. Government Agency Obligations, 2.09% ‡-5.00%, 10/15/08-11/16/12, market value $21,830,952)	21,401,000	21,401,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $7,773,406 (Collateralized by $7,980,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $7,932,206)	7,773,000	7,773,000

TOTAL REPURCHASE AGREEMENTS
(Cost $59,133,000)		59,133,000

TOTAL INVESTMENT SECURITIES
(Cost $59,133,000)—98.8%		59,133,000
Net other assets (liabilities)—1.2%		730,169

NET ASSETS—100.0%		$59,863,169

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

Total Return Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 5-year U.S. Treasury Note (3.13% due 4/30/13) terminating on 5/29/08	$(45,501,727)	$(156,026)

Credit Default Swap Agreements
	Notional	Buy/Sell	Pay	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain (Loss)

CDX North America High Yield Swap; Series 10	$33,000,000	Buy	5.00%	6/20/13	$(1,633,969)
CDX North America High Yield Swap; Series 10	25,000,000	Buy	5.00%	6/20/13	(1,190,981)
CDX North America High Yield Swap; Series 10	4,900,000	Buy	5.00%	6/20/13	(230,370)

					$(3,055,320)

See accompanying notes to the financial statements.

ACCESS ONE TRUST
April 30, 2008
(unaudited)

Statements of Assets and Liabilities

	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Assets:
Repurchase agreements, at cost	$182,514,000	$59,133,000

Total Investment Securities	182,514,000	59,133,000
Cash	832	556
Interest receivable	9,638	3,123
Receivable for credit default swap agreements sold	261,528	—
Receivable for capital shares issued	460,978	49,931
Unrealized gain on total return swap agreements	472,557	—
Unrealized gain on credit default swap agreements	4,625,269	—
Premiums paid on credit default swap agreements	—	4,225,938
Prepaid expenses	25,882	36,440

Total Assets	188,370,684	63,448,988

Liabilities:
Payable for capital shares redeemed	69,273	79,270
Unrealized loss on total return swap agreements	—	156,026
Unrealized loss on credit default swap agreements	—	3,055,320
Premiums received on credit default swap agreements	8,003,125	—
Advisory fees payable	66,047	41,151
Management services fees payable	13,210	8,231
Administration fees payable	3,296	2,016
Distribution and services fees payable—Service Class	8,864	1,474
Distribution and services fees payable—Class A	317	1
Trustee fees payable	1	7
Transfer agency fees payable	3,659	19,573
Fund accounting fees payable	5,091	3,113
Compliance services fees payable	447	1,239
Service fees payable	1,801	1,101
Other accrued expenses	123,423	217,297

Total Liabilities	8,298,554	3,585,819

Net Assets	$180,072,130	$59,863,169

Net Assets consist of:
Capital	$181,711,869	$73,629,464
Accumulated net investment income (loss)	330,462	(1,742,533)
Accumulated net realized gains (losses) on investments	(7,068,027)	(8,812,416)
Net unrealized appreciation (depreciation) on investments	5,097,826	(3,211,346)

Net Assets	$180,072,130	$59,863,169

Net Assets:
Investor Class	$164,672,765	$58,065,531
Service Class	13,453,656	1,795,917
Class A	1,945,709	1,721

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	5,732,103	2,247,119
Service Class	466,056	71,093
Class A	66,629	65

Net Asset Value (redemption price per share):
Investor Class	$28.73	$25.84
Service Class	28.87	25.26
Class A(a)	29.20	26.61 (b)

Maximum Sales Charge:
Class A	4.75%	4.75%

Maximum Offering Price Per Share (100%/(100%—maximum sales charge) of net asset value adjusted to the nearest cent per share):
Investor Class	$28.73	$25.84
Service Class	28.87	25.26
Class A	30.66	27.94 (b)

(a)
Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

(b)	Net asset value is calculated using unrounded net assets of $1,721.31 divided by the unrounded shares outstanding of 64.68.

See accompanying notes to the financial statements.

ACCESS ONE TRUST
For the six months ended April 30, 2008
(unaudited)

Statements of Operations

	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Investment Income:
Interest	$730,353	$2,203,613

Expenses:
Advisory fees	170,462	495,433
Management services fees	34,093	99,088
Administration fees	22,463	18,972
Distribution and services fees—Service Class	14,978	22,438
Distribution and services fees—Class A	451	307
Transfer agency fees	27,285	92,188
Administrative services fees	41,147	191,727
Registration and filing fees	25,865	30,273
Custody fees	14,379	2,791
Fund accounting fees	34,108	44,540
Trustee fees	797	1,344
Compliance services fees	447	1,239
Service fees	12,115	16,716
Other fees	53,123	73,451

Total Gross Expenses before reductions	451,713	1,090,507
Less fees paid indirectly	(15,993)	—

Total Net Expenses	435,720	1,090,507

Net Investment Income (Loss)	294,633	1,113,106

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(455,811)	912,849
Net realized gains (losses) on swap agreements	(5,131,940)	813,626
Change in net unrealized appreciation/depreciation on investments	5,545,952	(4,724,982)

Net Realized and Unrealized Gains (Losses) on Investments	(41,799)	(2,998,507)

Change in Net Assets Resulting From Operations	$252,834	$(1,885,401)

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Statements of Changes in Net Assets

	Access Flex High Yield Fund		Access Flex Bear High Yield Fund

	Six Months		Six Months
	Ended		Ended
	April 30, 2008	Year Ended	April 30, 2008	Year Ended
	(unaudited)	October 31, 2007	(unaudited)	October 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$294,633	$2,276,439	$1,113,106	$6,472,559
Net realized gains (losses) on investments	(5,587,751)	5,462,530	1,726,475	(9,991,069)
Change in net unrealized appreciation/depreciation on investments	5,545,952	(1,986,575)	(4,724,982)	3,578,188

Change in net assets resulting from operations	252,834	5,752,394	(1,885,401)	59,678

Distributions to Shareholders From:
Net investment income
Investor Class	(291,781)	(2,009,784)	(1,093,300)	—
Service Class	(3,162)	(193,349)	(20,873)	—
Class A	(81)	(73,306)	—	—
In excess of net investment income
Investor Class	(358,915)	(1,442,023)	(2,969,913)	—
Service Class	(3,890)	(138,732)	(56,700)	—
Class A	(99)	(52,594)	—	—

Change in net assets resulting from distributions	(657,928)	(3,909,788)	(4,140,786)	—

Change in net assets resulting from capital transactions	147,822,009	(50,312,942)	(76,285,665)	42,522,044

Change in net assets	147,416,915	(48,470,336)	(82,311,852)	42,581,722

Net Assets:
Beginning of period	32,655,215	81,125,551	142,175,021	99,593,299

End of period	$180,072,130	$32,655,215	$59,863,169	$142,175,021

Accumulated net investment income (loss)	$330,462	$693,757	$(1,742,533)	$1,285,147

Capital Transactions:
Investor Class
Proceeds from shares issued	$430,806,193	$384,511,448	$317,010,060	$492,309,841
Dividends reinvested	581,562	2,850,769	3,332,416	—
Value of shares redeemed	(290,981,565)	(431,170,609)	(385,417,073)	(451,261,709)
Service Class
Proceeds from shares issued	16,135,767	26,398,504	11,912,373	12,637,948
Dividends reinvested	6,722	316,971	62,928	—
Value of shares redeemed	(8,528,617)	(30,382,161)	(23,194,946)	(10,966,783)
Class A
Proceeds from shares issued	1,928,687	2,146,866	2,083,830	617,200
Dividends reinvested	180	125,819	—	—
Value of shares redeemed	(2,126,920)	(5,110,549)	(2,075,253)	(814,453)

Change in net assets resulting from capital transactions	$147,822,009	$(50,312,942)	$(76,285,665)	$42,522,044

Share Transactions:
Investor Class
Issued	15,245,435	13,384,838	11,550,692	17,721,223
Reinvested	20,380	98,839	126,085	—
Redeemed	(10,396,130)	(14,951,251)	(14,134,306)	(16,235,128)
Service Class
Issued	568,732	913,359	444,550	460,787
Reinvested	240	10,976	2,428	—
Redeemed	(302,040)	(1,051,227)	(862,583)	(400,299)
Class A
Issued	66,820	73,268	74,881	22,298
Reinvested	6	4,327	—	—
Redeemed	(74,310)	(175,656)	(74,881)	(29,034)

Change in shares	5,129,133	(1,692,527)	(2,873,134)	1,539,847

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund

Investor Class
Six Months Ended April 30, 2008 (unaudited)	$28.74	0.19	0.36 (d)	0.55	(0.25)	(0.31)	—	—	(0.56)	$28.73	1.97	%(e)	1.92%	1.92%(e)	1.36%	$164,673	1,687	%(e)
Year Ended October 31, 2007	$28.66	0.90	0.69	1.59	(0.88)	(0.63)	—	—	(1.51)	$28.74	5.65%		1.52%	1.52%	3.12%	$ 24,785	1,757%
Year Ended October 31, 2006	$29.37	0.80	2.03	2.83	(1.41)	(1.64)	(0.02)	(0.47)	(3.54)	$28.66	10.30%		1.72%	1.72%	2.80%	$ 66,787	1,900%
December 17, 2004 through October 31, 2005(g),(h)	$30.00	0.42	(0.06)	0.36	(0.99)	—	—	—	(0.99)	$29.37	1.30	%(e)	2.86%	1.95%	1.63%	$ 22,023	2,542	%(e)
Service Class
Six Months Ended April 30, 2008 (unaudited)	$28.74	0.05	0.36 (d)	0.41	(0.13)	(0.15)	—	—	(0.28)	$28.87	1.48	%(e)	2.92%	2.92%(e)	0.36%	$ 13,454	1.687	%(e)
Year Ended October 31, 2007	$28.72	0.61	0.69	1.30	(0.75)	(0.53)	—	—	(1.28)	$28.74	4.62%		2.52%	2.52%	2.12%	$ 5,723	1,757%
Year Ended October 31, 2006	$29.27	0.51	2.22	2.73	(1.28)	(1.51)	(0.02)	(0.47)	(3.28)	$28.72	9.99%		2.72%	2.72%	1.80%	$ 294	2,542	%(e)
December 17, 2004 through October 31, 2005(g),(h)	$30.00	0.16	(0.14)	0.02	(0.75)	—	—	—	(0.75)	$29.27	0.13	%(e)	3.86%	2.95%	0.63%	$ 9,363	1,900%
Class A
Six Months Ended April 30, 2008 (unaudited)	$28.96	0.16	0.36 (d)	0.52	(0.13)	(0.15)	—	—	(0.28)	$29.20	1.84	%(e)	2.17%	2.17%(e)	1.11%	$ 19,46	1.687	%(e)
Year Ended October 31, 2007	$28.90	0.83	0.68	1.51	(0.84)	(0.61)	—	—	(1.45)	$28.96	5.32%		1.77%	1.77%	2.87%	$ 2,147	1,757%
July 3, 2006 through October 31, 2006(g)	$28.25	0.77	1.07	1.84	(0.55)	(0.62)	(0.02)	—	(1.19)	$28.90	6.58	%(e)	1.97%	1.97%	2.55%	$ 4,976	1,900	%(e)
Access Flex Bear High Yield Fund

Investor Class
Six Months Ended April 30, 2008 (unaudited)	$27.45	0.23	(0.81)	(0.58)	(0.28)	(0.75)	—	—	(1.03)	$25.84	(2.19	)%(e)	1.62%	1.62%	1.72%	$ 58,066	—
Year Ended October 31, 2007	$27.33	1.02	(0.90)	0.12	—	—	—	—	—	$27.45	0.44%		1.43%	1.43%	3.70%	$129,159	—
Year Ended October 31, 2006	$28.75	0.90	(2.32)	(1.42)	—	—	—	—	—	$27.33	(4.94)%		1.57%	1.57%	3.18%	$ 87,950	—
April 27, 2005 through October 31, 2005(g)	$30.00	0.24	(1.49)	(1.25)	—	—	—	—	—	$28.75	(4.17	)%(e)	1.92%	1.92%	1.61%	$244,904	—
Service Class
Six Months Ended April 30, 2008 (unaudited)	$26.74	0.10	(0.78)	(0.68)	(0.22)	(0.58)	—	—	(0.80)	$25.26	(2.62	)%(e)	2.62%	2.62%	0.72%	$ 1,796	—
Year Ended October 31, 2007	$26.88	0.75	(0.89)	(0.14)	—	—	—	—	—	$26.74	(0.52)%		2.43%	2.43%	2.70%	$ 13,015	—
Year Ended October 31, 2006	$28.57	0.62	(2.31)	(1.69)	—	—	—	—	—	$26.88	(5.92)%		2.57%	2.57%	2.18%	$ 11,458	—
April 27, 2005 through October 31, 2005(g)	$30.00	0.09	(1.52)	(1.43)	—	—	—	—	—	$28.57	(4.77	)%(e)	2.92%	2.92%	0.61%	$ 5,318	—
Class A
Six Months Ended April 30, 2008 (unaudited)	$27.27	0.20	(0.86)	(0.66)	—	—	—	—	—	$26.61	(2.42	)%(e)	1.87%	1.87%	1.47%	$ 2	—
Year Ended October 31, 2007	$27.20	0.95	(0.88)	(0.07)	—	—	—	—	—	$27.27	0.26%		1.68%	1.68%	3.45%	$ 2	—
Year Ended October 31, 2006	$28.73	0.83	(2.36)	(1.53)	—	—	—	—	—	$27.20	(5.53)%		1.82%	1.82%	2.93%	$ 185	—
September 8, 2005 through October 31, 2005(g)	$28.71	0.06	(0.04)	0.02	—	—	—	—	—	$28.73	0.07	%(e)	2.19%	2.19%	1.40%	$ 1,001	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.85%, 2.85% and 2.10% for the Investor Class, Service Class and Class A shares, respectively, for the six months ended April 30, 2008.
(g)	Commencement of operations.
(h)	There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Notes to Financial Statements
April 30, 2008
(unaudited)

1.	Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the “Funds” and individually a “Fund”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. Each Fund offers three classes of shares: Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Derivatives (e.g., futures, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The Funds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Funds will be monitored by the Advisor. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2008
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Short Sales

The Funds may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the Fund’s records as collateral for such when-issued securities. As of April 30, 2008, the Funds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. As of April 30, 2008, the Funds did not hold any futures contracts or options.

Swap Agreements

The Funds may enter into swap agreements, primarily credit default swaps (“CDSs”) and total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2008
(unaudited)

CDSs are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation.

When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such, the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Funds may not perform as expected or in a manner similar to the high yield bond markets.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, respectively, an asset without owning or shorting the underlying asset, respectively. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a Fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and, in the case that a Fund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the Fund’s custodian. When the Fund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the Fund is a payer of the total return, the Fund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

CDSs and total return swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements, are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Fund may use various techniques to minimize credit risk, including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2008
(unaudited)

Allocations

In addition to the two active Funds included in this report, the Advisor serves as the investment advisor for the one active Fund in the Access One Trust not included in this report and each of the Funds in the ProFunds and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to the funds of the Access One, ProFunds and ProShares Trusts are allocated across the Access One, ProFunds and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the Funds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax year end of October 31st.

In addition, effective April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations as “Fees paid indirectly.”

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15,

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2008
(unaudited)

2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

3.	Fees and Transactions with Affiliates

The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective Fund.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the Fund’s daily net asset value up to $500 million, 0.025% of the Fund’s daily net asset value from $500 million to $1 billion, 0.05% of the Fund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the Funds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended April 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A shares to Authorized Firms as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25%

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2008
(unaudited)

of each Fund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the period ended April 30, 2008, the Advisor, as an Authorized Firm, was reimbursed $15,085 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Prior to January 1, 2008, the Trust, together with the ProFunds and ProShares Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees also received $3,000 for attending each regular quarterly in-person meeting,$3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Effective January 1, 2008, the Trust, together with the ProFunds and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting,$3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $55,250 ($110,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended April 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period February 29, 2008 Through February 28, 2009			For the Period November 1, 2007 Through February 28, 2008

	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A

Access Flex High Yield Fund	1.95%	2.95%	2.20%	1.55%	2.55%	1.80%
Access Flex Bear High Yield Fund	1.95%	2.95%	2.20%	1.55%	2.55%	1.80%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of April 30, 2008, the repayments that may potentially be made by the Fund are as follows:

Expires 10/31/08

Access Flex High Yield Fund	$37,733

4.	Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2008 were as follows:

	Purchases	Sales

Access Flex High Yield Fund	$431,504,508	$455,758,776

5.	Investment Risks

Counterparty Risk

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enters into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2008
(unaudited)

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, the Funds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with the total return of the high yield market.

6.	Federal Income Tax Information

As of the latest tax year end of October 31, 2007, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2013	Expires 2014	Expires 2015	Total

Access Flex High Yield Fund	$1,480,276	$—	$—	$1,480,276
Access Flex Bear High Yield Fund	2,713,032	4,858,607	2,967,252	10,538,891

The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2007, were as follows:

					Total
	Ordinary	Net Long-Term	Total Taxable	Return	Distributions
	Income	Gains	Distributions	of Capital	Paid

Access Flex High Yield Fund	$3,909,788	$—	$3,909,788	$—	$3,909,788

As of the latest tax year end of October 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Access Flex High Yield Fund	$366,924	$—	$—	$(1,480,276)	$(121,293)	$(1,234,645)
Access Flex Bear High Yield Fund	2,261,864	—	—	(10,538,891)	536,919	(7,740,108)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access Flex High Yield Fund	$182,514,000	$—	$—	$—
Access Flex Bear High Yield Fund	59,133,000	—	—	—

Access Funds

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, Ohio 43218-2800

Phone Numbers
For Individual Investors Only: 1-888-776-3637
Institutions and Financial Professionals Only: 1-888-776-5717

Website Address
www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at http://www.accesshighyield.com; and (iii) on the Commission’s website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Access Funds are distributed by ProFunds Distributors, Inc.

04/08

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	(1) Not applicable - only for annual reports.

(a)	(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)	(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

     SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access One Trust

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	July 3, 2008

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	July 3, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	July 3, 2008

* Print the name and title of each signing officer under his or her signature.